FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02781
                                  -----------

                                 Templeton Funds
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/08
                          ----------


Item 1. Schedule of Investments.


Templeton Funds

QUARTERLY STATEMENTS OF INVESTMENTS

MAY 31, 2008

CONTENTS

Templeton  Foreign  Fund...................................................    3
Templeton World  Fund......................................................    8
Notes to Statements of Investments.........................................   14

                     (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                         FRANKLIN TEMPLETON INVESTMENTS

                      Franklin - TEMPLETON - Mutual Series


                    Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Templeton Funds

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                                                 SHARES/
                                                                                                 RIGHTS/
    TEMPLETON FOREIGN FUND                                           INDUSTRY                     UNITS                VALUE
    ----------------------                         ----------------------------------------    -----------        ---------------
    LONG TERM INVESTMENTS 96.4%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 95.3%
    AUSTRALIA 0.0%(a)
    PaperlinX Ltd...............................           Paper & Forest Products                 161,061        $       347,946
                                                                                                                  ---------------
    AUSTRIA 0.5%
    Telekom Austria AG..........................    Diversified Telecommunication Services       2,255,717             53,780,769
                                                                                                                  ---------------
    BERMUDA 1.8%
    Invesco Ltd.................................               Capital Markets                   7,435,815            206,938,731
                                                                                                                  ---------------
    BRAZIL 0.6%
    Companhia de Saneamento Basico do
       Estado de Sao Paulo......................               Water Utilities                   2,434,501             68,776,711
                                                                                                                  ---------------
    CHINA 1.3%
    China Shenhua Energy Co. Ltd., H............         Oil, Gas & Consumable Fuels             6,507,200             29,016,499
    China Telecom Corp. Ltd., H.................    Diversified Telecommunication Services     168,353,042            122,313,850
                                                                                                                  ---------------
                                                                                                                      151,330,349
                                                                                                                  ---------------
    FINLAND 0.5%
    UPM-Kymmene OYJ.............................           Paper & Forest Products               2,930,240             56,965,701
                                                                                                                  ---------------
    FRANCE 7.6%
    AXA SA......................................                  Insurance                      1,993,521             70,410,623
    France Telecom SA...........................    Diversified Telecommunication Services       2,952,651             89,569,121
    Sanofi-Aventis..............................               Pharmaceuticals                   4,038,087            300,886,070
(c) Sanofi-Aventis, 144A........................               Pharmaceuticals                      98,166              7,314,548
    Thomson SA..................................              Household Durables                 3,582,550             22,788,504
    Total SA, B.................................         Oil, Gas & Consumable Fuels             1,969,916            171,843,610
    Vinci SA....................................          Construction & Engineering             1,472,352            110,898,675
    Vivendi SA..................................                    Media                        2,405,470            101,066,018
                                                                                                                  ---------------
                                                                                                                      874,777,169
                                                                                                                  ---------------
    GERMANY 6.4%
    Bayerische Motoren Werke AG.................                 Automobiles                     1,028,015             60,611,283
    Celesio AG..................................       Health Care Providers & Services          2,101,604             88,609,573
    Deutsche Post AG............................           Air Freight & Logistics               3,505,538            111,329,602
(b) Infineon Technologies AG....................   Semiconductors & Semiconductor Equipment     13,872,398            125,135,281
(b) SAP AG......................................                   Software                      2,275,096            125,717,337
    Siemens AG..................................           Industrial Conglomerates              1,946,404            220,981,587
                                                                                                                  ---------------
                                                                                                                      732,384,663
                                                                                                                  ---------------
    HONG KONG 3.0%
    Cheung Kong (Holdings) Ltd..................     Real Estate Management & Development        8,789,979            135,045,038
    Hang Lung Group Ltd.........................     Real Estate Management & Development        2,357,372             12,142,994
    Hutchison Whampoa Ltd.......................           Industrial Conglomerates             11,809,257            127,637,788
    Yue Yuen Industrial Holdings Ltd............       Textiles, Apparel & Luxury Goods         24,153,124             69,325,489
                                                                                                                  ---------------
                                                                                                                      344,151,309
                                                                                                                  ---------------
    INDIA 3.2%
    Gail India Ltd..............................                Gas Utilities                   13,111,480            124,475,092
    Hindustan Petroleum Corp. Ltd...............         Oil, Gas & Consumable Fuels            11,392,800             66,111,208
    Indian Oil Corp. Ltd........................         Oil, Gas & Consumable Fuels             4,345,630             43,842,830
    Reliance Industries Ltd.....................         Oil, Gas & Consumable Fuels             2,331,263            132,800,706
                                                                                                                  ---------------
                                                                                                                      367,229,836
                                                                                                                  ---------------


                     Quarterly Statements of Investments | 3

Templeton Funds

                                                                                                 SHARES/
                                                                                                 RIGHTS/
    TEMPLETON FOREIGN FUND                                          INDUSTRY                      UNITS                VALUE
    ----------------------                         -----------------------------------------   -----------        ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    ISRAEL 1.8%
(b) Check Point Software Technologies Ltd......                   Software                       8,446,932        $   209,737,322
                                                                                                                  ---------------
    ITALY 3.7%
    Eni SpA......................................         Oil, Gas & Consumable Fuels            4,931,574            200,796,175
    UniCredit SpA................................               Commercial Banks                32,208,027            225,036,231
                                                                                                                  ---------------
                                                                                                                      425,832,406
                                                                                                                  ---------------
    JAPAN 7.1%
    EBARA Corp.................................                  Machinery                      18,505,000             62,300,489
    Mitsubishi UFJ Financial Group Inc.........               Commercial Banks                  10,056,100            102,806,921
    NOK Corp...................................               Auto Components                    2,415,500             42,883,171
    Olympus Corp...............................       Health Care Equipment & Supplies           2,964,337             96,707,471
    Shinsei Bank Ltd...........................               Commercial Banks                  25,032,024             98,755,958
    Sumitomo Mitsui Financial Group Inc........               Commercial Banks                      12,166            104,647,560
    Sumitomo Rubber Industries Ltd.............               Auto Components                    2,323,600             19,171,435
    Takeda Pharmaceutical Co. Ltd..............               Pharmaceuticals                    2,178,644            126,241,309
    Toyota Motor Corp..........................                 Automobiles                      2,054,900            104,649,941
    USS Co. Ltd................................               Specialty Retail                     902,640             61,120,486
                                                                                                                  ---------------
                                                                                                                      819,284,741
                                                                                                                  ---------------
    NETHERLANDS 3.9%
    ING Groep NV................................         Diversified Financial Services          9,043,206            345,141,531
    Koninklijke Philips Electronics NV..........            Industrial Conglomerates                13,020                499,754
    Reed Elsevier NV............................                     Media                       5,435,345            101,355,318
                                                                                                                  ---------------
                                                                                                                      446,996,603
                                                                                                                  ---------------
    NORWAY 1.4%
    Aker Kvaerner ASA...........................          Energy Equipment & Services            1,170,010             33,006,453
    Telenor ASA.................................     Diversified Telecommunication Services      5,805,566            125,960,708
                                                                                                                  ---------------
                                                                                                                      158,967,161
                                                                                                                  ---------------
    RUSSIA 1.7%
    Gazprom, ADR................................          Oil, Gas & Consumable Fuels            1,981,450            119,778,652
    Mobile TeleSystems, ADR.....................      Wireless Telecommunication Services          803,528             70,389,053
                                                                                                                  ---------------
                                                                                                                      190,167,705
                                                                                                                  ---------------
    SINGAPORE 3.4%
    DBS Group Holdings Ltd......................              Commercial Banks                   1,996,000             28,598,090
    b Flextronics International Ltd.............     Electronic Equipment & Instruments         10,116,020            108,342,574
    Singapore Telecommunications Ltd............   Diversified Telecommunication Services       59,528,484            166,644,764
    United Overseas Bank Ltd....................              Commercial Banks                   1,893,000             28,068,141
    Venture Corp. Ltd...........................     Electronic Equipment & Instruments          7,208,633             53,071,641
                                                                                                                  ---------------
                                                                                                                      384,725,210
                                                                                                                  ---------------


                     4 | Quarterly Statements of Investments

Templeton Funds

                                                                                                 SHARES/
                                                                                                 RIGHTS/
    TEMPLETON FOREIGN FUND                                      INDUSTRY                          UNITS               VALUE
    ----------------------                         -----------------------------------------   -----------        ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    SOUTH AFRICA 0.3%
    Massmart Holdings Ltd.......................           Food & Staples Retailing              3,878,266        $    35,672,351
                                                                                                                  ---------------
    SOUTH KOREA 5.8%
    Hana Financial Group Inc....................               Commercial Banks                  4,160,524            173,987,388
    Kookmin Bank................................               Commercial Banks                  1,891,090            117,520,692
    KT Corp., ADR...............................    Diversified Telecommunication Services       3,482,381             78,736,634
    Samsung Electronics Co. Ltd.................   Semiconductors & Semiconductor Equipment        404,904            291,790,775
                                                                                                                  ---------------
                                                                                                                      662,035,489
                                                                                                                  ---------------
    SPAIN 2.1%
    Telefonica SA...............................    Diversified Telecommunication Services       8,279,055            237,562,221
                                                                                                                  ---------------
    SWEDEN 1.4%
    Telefonakti ebolaget LM Ericsson, B.........            Communications Equipment            55,967,790            152,163,915
    Niscayah Group AB...........................         Commercial Services & Supplies          4,997,000             12,903,110
                                                                                                                  ---------------
                                                                                                                      165,067,025
                                                                                                                  ---------------
    SWITZERLAND 3.5%
    Adecco SA...................................        Commercial Services & Supplies           2,965,000            169,115,658
    Novartis AG.................................               Pharmaceuticals                   3,692,895            193,980,621
    Swiss Reinsurance Co........................                  Insurance                         11,227                871,942
(b) UBS AG......................................             Capital Markets                     1,495,193             36,006,279
(b) UBS AG, rts., 6/12/08.......................             Capital Markets                     1,495,193              1,993,973
                                                                                                                  ---------------
                                                                                                                      401,968,473
                                                                                                                  ---------------
    TAIWAN 9.0%
    Chunghwa Telecom Co. Ltd., ADR..............    Diversified Telecommunication Services       8,870,141            219,713,393
(d) Compal Electronics Inc......................          Computers & Peripherals              201,762,229            224,235,539
(d) Lite-On Technology Corp.....................          Computers & Peripherals              131,687,583            155,881,726
    Mega Financial Holding Co. Ltd..............               Commercial Banks                168,795,000            132,094,403
    Taiwan Semiconductor Manufacturing Co.
      Ltd.......................................   Semiconductors & Semiconductor Equipment    139,757,803            301,458,672
                                                                                                                  ---------------
                                                                                                                    1,033,383,733
                                                                                                                  ---------------
    THAILAND 0.4%
    Advanced Info Service Public Co. Ltd.,
       fgn......................................     Wireless Telecommunication Services         5,053,000             15,163,899
    Krung Thai Bank Public Co. Ltd., fgn........               Commercial Banks                113,230,900             31,366,383
                                                                                                                  ---------------
                                                                                                                       46,530,282
                                                                                                                  ---------------
    TURKEY 0.6%
    Turkcell Iletisim Hizmetleri AS.............     Wireless Telecommunication Services         9,287,731             73,155,741
                                                                                                                  ---------------
    UNITED KINGDOM 22.7%
    Aviva PLC...................................                  Insurance                     10,507,371            131,245,837
    BP PLC......................................         Oil, Gas & Consumable Fuels            24,667,969            297,127,844
    British Energy Group PLC....................              Electric Utilities                13,668,191            198,888,292
    British Sky Broadcasting Group PLC..........                    Media                       22,339,374            240,312,968
    Burberry Group PLC..........................       Textiles, Apparel & Luxury Goods          9,516,221             94,262,923
    Compass Group PLC...........................        Hotels, Restaurants & Leisure            8,676,913             64,461,868
    Electrocomponents PLC.......................      Electronic Equipment & Instruments         8,381,455             28,601,251


                     Quarterly Statements of Investments | 5

Templeton Funds

                                                                                                 SHARES/
                                                                                                 RIGHTS/
    TEMPLETON FOREIGN FUND                                           INDUSTRY                     UNITS                VALUE
    ----------------------                         -----------------------------------------   -----------        ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    G4S PLC.....................................      Commercial Services & Supplies            10,393,124        $    46,378,563
    GlaxoSmithKline PLC.........................              Pharmaceuticals                    9,147,702            201,794,167
    HSBC Holdings PLC...........................             Commercial Banks                    3,833,593             64,693,908
    Kingfisher PLC..............................             Specialty Retail                   47,899,257            130,193,489
    Marks & Spencer Group PLC...................             Multiline Retail                    3,959,246             29,805,915
    Old Mutual PLC..............................                 Insurance                      81,726,127            189,431,919
    Pearson PLC.................................                   Media                        10,410,385            140,758,887
    Persimmon PLC...............................            Household Durables                   9,147,592             87,258,844
    Royal Bank of Scotland Group PLC............             Commercial Banks                   17,138,251             77,581,663
(b) Royal Bank of Scotland Group PLC, rts.,
       6/06/08..................................             Commercial Banks                   10,473,375              5,809,665
    Royal Dutch Shell PLC, A....................        Oil, Gas & Consumable Fuels              3,202,419            136,691,537
    Royal Dutch Shell PLC, B....................        Oil, Gas & Consumable Fuels             5,096,382             212,631,067
    Vodafone Group PLC..........................    Wireless Telecommunication Services         58,565,532            188,249,217
    Yell Group PLC..............................                   Media                        14,013,516             35,049,746
                                                                                                                  ---------------
                                                                                                                    2,601,229,570
                                                                                                                  ---------------
    UNITED STATES 1.6%
    KKR Private Equity Investors LP.............              Capital Markets                   13,653,699           177,498,087
                                                                                                                  ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY
      INTERESTS (COST $8,827,394,453)...........                                                                   10,926,497,304
                                                                                                                  ---------------
    PREFERRED STOCK (COST $7,053,473) 1.1%
    BRAZIL 1.1%
    Companhia Vale do Rio Doce, ADR,
       pfd., A..................................              Metals & Mining                    3,899,854            128,422,192
                                                                                                                  ---------------


                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(e)
                                                                                                ----------
    FOREIGN GOVERNMENT SECURITIES
       (COST $305,651) 0.0%(a)
    SWEDEN 0.0%(a)
    Government of Sweden, 5.50%,
       10/08/12.................................                                                 2,270,000 SEK            394,386
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS
       (COST $8,834,753,577)....................                                                                   11,055,313,882
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 3.0%
    U.S. GOVERNMENT AND AGENCY SECURITIES 3.0%
(f) FHLB, 1/21/08 - 4/23/09.....................                                               117,542,000            116,694,026
    FHLB, 2.55%, 9/12/08........................                                               110,000,000            110,052,140
    FHLB, 2.30%, 1/15/09........................                                                25,000,000             24,959,450
    FHLB, 2.15%, 1/21/09........................                                                22,750,000             22,689,986
    FHLB, 2.50%, 1/22/09........................                                                25,000,000             24,988,425
(f) FHLMC, 11/03/08.............................                                                 4,000,000              3,962,100
(f) FNMA, 12/15/08 - 1/02/09....................                                                43,000,000             42,456,731
                                                                                                                  ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY
       SECURITIES (COST $346,033,650)...........                                                                      345,802,858
                                                                                                                  ---------------


                     6 | Quarterly Statements of Investments

Templeton Funds

    TEMPLETON FOREIGN FUND                                                                                             VALUE
    ----------------------                                                                                        ---------------
    TOTAL INVESTMENTS (COST $9,180,787,227)
       99.4% ...................................                                                                  $11,401,116,740
    OTHER ASSETS, LESS LIABILITIES
       0.6% ....................................                                                                       65,536,979
                                                                                                                  ---------------
    NET ASSETS 100.0% ..........................                                                                  $11,466,653,719
                                                                                                                  ===============

See Selected Currency and Portfolio Abbreviations on page 13.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing for the twelve months ended May 31, 2008.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the value of this security was $7,314,548, representing 0.06% of net assets.

(d)  See Note 4 regarding holdings of 5% voting securities.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)  The security is traded on a discount basis with no stated coupon rate.


                     Quarterly Statements of Investments |
                  See Notes to Statements of Investments. | 7

Templeton Funds

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                  RIGHTS/
    TEMPLETON WORLD FUND                                            INDUSTRY                       UNITS               VALUE
    --------------------                           -----------------------------------------   -----------        ---------------
    LONG TERM INVESTMENTS 96.7%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 95.4%
    BERMUDA 1.3%
    Invesco Ltd.................................                   Capital Markets               4,193,499         $   116,705,077
                                                                                                                   ---------------
    FINLAND 1.2%
    UPM-Kymmene OYJ.............................               Paper & Forest Products           5,421,310             105,393,662
                                                                                                                   ---------------
    FRANCE 4.6%
    France Telecom SA...........................     Diversified Telecommunication Services      2,756,030              83,604,593
    Sanofi-Aventis..............................                   Pharmaceuticals               1,800,000             134,121,658
    Societe BIC SA..............................            Commercial Services & Supplies               1                      50
    Total SA, B.................................             Oil, Gas & Consumable Fuels           897,720              78,311,687
    Vivendi SA..................................                        Media                    2,750,000             115,541,474
                                                                                                                   ---------------
                                                                                                                       411,579,462
                                                                                                                   ---------------
    GERMANY 4.3%
    Bayerische Motoren Werke AG.................                     Automobiles                   834,040              49,174,608
    Deutsche Post AG............................               Air Freight & Logistics           1,638,630              52,039,951
(a) Infineon Technologies AG....................          Semiconductors & Semiconductor
                                                                       Equipment                 8,428,370              76,027,695
(a) SAP AG......................................                       Software                    912,830              50,441,193
    Siemens AG..................................               Industrial Conglomerates          1,416,280             160,794,882
                                                                                                                   ---------------
                                                                                                                       388,478,329
                                                                                                                   ---------------
    HONG KONG 4.3%
    Cheung Kong (Holdings) Ltd..................     Real Estate Management & Development        9,663,751             148,469,253
    Hutchison Whampoa Ltd.......................           Industrial Conglomerates             13,611,060             147,112,185
    New World Development Co. Ltd...............     Real Estate Management & Development       17,382,443              43,655,452
    Yue Yuen Industrial Holdings Ltd............       Textiles, Apparel & Luxury Goods         17,249,500              49,510,366
                                                                                                                   ---------------
                                                                                                                       388,747,256
                                                                                                                   ---------------
    INDIA 1.8%
    Indian Oil Corp. Ltd........................          Oil, Gas & Consumable Fuels            1,579,949              15,940,022
    Reliance Industries Ltd.....................          Oil, Gas & Consumable Fuels            2,599,080             148,056,937
                                                                                                                   ---------------
                                                                                                                       163,996,959
                                                                                                                   ---------------
    ISRAEL 1.2%
(a) Check Point Software Technologies Ltd.......                     Software                     4,502,950            111,808,249
                                                                                                                   ---------------
    ITALY 1.6%
    Eni SpA.....................................          Oil, Gas & Consumable Fuels            2,541,076             103,463,588
    Intesa Sanpaolo SpA.........................                Commercial Banks                 6,634,800              43,493,630
                                                                                                                   ---------------
                                                                                                                       146,957,218
                                                                                                                   ---------------
    JAPAN 5.0%
    EBARA Corp..................................                   Machinery                    10,827,000              36,451,088
    Mitsubishi UFJ Financial Group Inc..........                Commercial Banks                15,315,000             156,570,440
    NOK Corp....................................                Auto Components                  1,441,300              25,587,876
    Olympus Corp................................        Health Care Equipment & Supplies         1,522,000              49,653,184
    Sumitomo Mitsui Financial Group Inc.........                Commercial Banks                     7,803              67,118,602
    Takeda Pharmaceutical Co. Ltd...............                Pharmaceuticals                  1,241,800              71,955,977
    Toyota Motor Corp...........................                  Automobiles                      818,400              41,678,676
                                                                                                                    --------------
                                                                                                                       449,015,843
                                                                                                                   ---------------


                     8 | Quarterly Statements of Investments

Templeton Funds

                                                                                                 SHARES/
                                                                                                 RIGHTS/
    TEMPLETON WORLD FUND                                             INDUSTRY                     UNITS               VALUE
    --------------------                           -----------------------------------------   -----------        ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    NETHERLANDS 2.0%
    ING Groep NV................................         Diversified Financial Services          4,594,030        $   175,335,003
                                                                                                                  ---------------
    NORWAY 0.7%
    Telenor ASA.................................     Diversified Telecommunication Services      3,050,480             66,184,868
                                                                                                                  ---------------
    PHILIPPINES 0.3%
    Ayala Land Inc..............................      Real Estate Management & Development      94,089,601             23,254,701
                                                                                                                  ---------------
    RUSSIA 0.8%
    Gazprom OAO, ADR............................          Oil, Gas & Consumable Fuels            1,255,250             75,879,863
                                                                                                                  ---------------
    SINGAPORE 2.5%
(a) Flextronics International Ltd...............       Electronic Equipment & Instruments        4,259,287             45,616,964
    Parkway Holdings Ltd........................        Health Care Providers & Services        15,020,000             31,342,248
(a) Parkway Holdings Ltd., rts., 6/09/08........        Health Care Providers & Services         7,009,333              3,399,089
    Singapore Telecommunications Ltd............     Diversified Telecommunication Services     34,846,261             97,549,048
    United Overseas Bank Ltd....................                Commercial Banks                 1,085,000             16,087,656
    Venture Corp. Ltd...........................       Electronic Equipment & Instruments        4,131,000             30,413,387
                                                                                                                  ---------------
                                                                                                                      224,408,392
                                                                                                                  ---------------
    SOUTH AFRICA 0.2%
    Massmart Holdings Ltd.......................            Food & Staples Retailing             2,307,600             21,225,341
                                                                                                                  ---------------
    SOUTH KOREA 3.6%
    Hana Financial Group Inc....................                Commercial Banks                   972,111             40,652,344
    Kookmin Bank................................                Commercial Banks                 1,038,873             64,560,160
    KT Corp., ADR...............................     Diversified Telecommunication Services      2,120,300             47,939,983
    Samsung Electronics Co. Ltd.................    Semiconductors & Semiconductor Equipment       229,519            165,401,001
                                                                                                                  ---------------
                                                                                                                      318,553,488
                                                                                                                  ---------------
    SPAIN 1.4%
    Telefonica SA...............................     Diversified Telecommunication Services      4,350,130            124,824,216
                                                                                                                  ---------------
    SWEDEN 0.7%
    Telefonaktiebolaget LM Ericsson, B..........            Communications Equipment             4,374,200             59,462,362
                                                                                                                  ---------------
    SWITZERLAND 1.6%
    Adecco SA...................................         Commercial Services & Supplies            799,597             45,606,871
    Novartis AG.................................                Pharmaceuticals                  1,814,970             95,336,858
                                                                                                                  ---------------
                                                                                                                      140,943,729
                                                                                                                  ---------------
    TAIWAN 5.2%
    Chunghwa Telecom Co. Ltd., ADR..............     Diversified Telecommunication Services      4,034,325             99,930,230
    Compal Electronics Inc......................            Computers & Peripherals             64,130,734             71,273,944
(b) Compal Electronics Inc., GDR, 144A........            Computers & Peripherals                 24,120                  132,419
    Lite-On Technology Corp.....................            Computers & Peripherals             35,038,880             41,476,356
    Mega Financial Holding Co. Ltd..............                Commercial Banks                73,723,000             57,693,626
    Taiwan Semiconductor Manufacturing Co.
       Ltd......................................    Semiconductors & Semiconductor Equipment    89,277,643            192,572,573
                                                                                                                  ---------------
                                                                                                                      463,079,148
                                                                                                                  ---------------
    TURKEY 0.9%
    Turkcell Iletisim Hizmetleri AS.............      Wireless Telecommunication Services        9,848,862             77,575,546
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 9

Templeton Funds

                                                                                                 SHARES/
                                                                                                 RIGHTS/
    TEMPLETON WORLD FUND                                           INDUSTRY                       UNITS                VALUE
    --------------------                           -----------------------------------------   -----------        ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    UNITED KINGDOM 16.0%
    Aviva PLC...................................                       Insurance                 6,771,466        $   84,581,264
    BAE Systems PLC.............................               Aerospace & Defense              11,670,208            104,790,711
    BP PLC......................................           Oil, Gas & Consumable Fuels          17,733,917            213,606,581
    British Energy Group PLC....................               Electric Utilities                9,279,522            135,027,984
    British Sky Broadcasting Group PLC..........                      Media                     13,941,089            149,969,488
    Compass Group PLC...........................          Hotels, Restaurants & Leisure          7,069,041             52,516,787
    GlaxoSmithKline PLC.........................                 Pharmaceuticals                 5,540,516            122,221,276
    Kingfisher PLC..............................                Specialty Retail                   329,310                895,087
    Old Mutual PLC..............................                    Insurance                   37,593,855             87,138,304
    Pearson PLC.................................                      Media                      9,736,283            131,644,350
    Royal Dutch Shell PLC, A....................           Oil, Gas & Consumable Fuels           2,097,471             89,528,115
    Royal Dutch Shell PLC, B....................           Oil, Gas & Consumable Fuels           3,409,293            142,242,400
    Vodafone Group PLC..........................       Wireless Telecommunication Services      36,401,320            117,006,023
                                                                                                                  ---------------
                                                                                                                    1,431,168,370
                                                                                                                  ---------------
    UNITED STATES 34.2%
    Abbott Laboratories.........................                 Pharmaceuticals                   860,100             48,466,635
    Accenture Ltd., A...........................                   IT Services                   4,228,620            172,612,268
    American International Group Inc............                   Insurance                     3,814,310            137,315,160
(a) Amgen Inc...................................                 Biotechnology                   2,200,000             96,866,000
(a) Aquila Inc..................................                Multi-Utilities                 10,426,798             39,726,100
    Bristol-Myers Squibb Co.....................                Pharmaceuticals                  2,981,970             67,959,096
(a) Cadence Design Systems Inc..................                   Software                      4,817,610             55,980,628
    Chevron Corp................................          Oil, Gas & Consumable Fuels            1,684,970            167,064,776
(a) Chico's FAS Inc.............................               Specialty Retail                  2,141,822             16,299,265
(a) Cisco Systems Inc...........................           Communications Equipment              1,786,900             47,745,968
    Comcast Corp., A............................                      Media                      8,485,110            189,133,102
    Covidien Ltd................................       Health Care Equipment & Supplies          1,036,130             51,899,752
(a) The DIRECTV Group Inc.......................                     Media                       2,014,130             56,597,053
(a) Dish Network Corp., A.......................                      Media                        982,749             34,504,317
    E. I. du Pont de Nemours and Co.............                   Chemicals                     1,017,390             48,743,155
    The Gap Inc.................................               Specialty Retail                  4,005,521             73,100,758
    General Electric Co.........................           Industrial Conglomerates              4,130,280            126,882,202
    KKR Private Equity Investors LP.............                 Capital Markets                 6,333,380             82,333,940
    Merck & Co. Inc.............................                Pharmaceuticals                  1,809,240             70,487,990
    Merrill Lynch & Co. Inc.....................                Capital Markets                  1,304,143             57,277,961
    Microsoft Corp..............................                   Software                      9,157,720            259,346,630
    News Corp., A...............................                      Media                      9,396,020            168,658,559
(a) Oracle Corp...............................                       Software                    6,656,470            152,033,775
    Pfizer Inc..................................                Pharmaceuticals                  5,375,000            104,060,000
    Pitney Bowes Inc............................        Commercial Services & Supplies           1,705,070             61,911,092
    Quest Diagnostics Inc.......................       Health Care Providers & Services            879,380             44,329,546
    Sprint Nextel Corp..........................      Wireless Telecommunication Services        5,721,070             53,549,215
    TECO Energy Inc.............................                Multi-Utilities                  2,301,100             46,873,407
    Time Warner Inc.............................                     Media                      10,761,270            170,888,968


                    10 | Quarterly Statements of Investments

Templeton Funds

                                                                                                 SHARES/
                                                                                                 RIGHTS/
    TEMPLETON WORLD FUND                                            INDUSTRY                      UNITS              VALUE
    --------------------                           -----------------------------------------   -----------       ---------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    UNITED STATES (CONTINUED)
    Torchmark Corp..............................                  Insurance                      1,557,920        $    98,787,707
    United Parcel Service Inc., B...............             Air Freight & Logistics             1,721,950            122,292,889
(a) Viacom Inc., B..............................                     Media                       1,942,590             69,583,574
    Willis Group Holdings Ltd...................                  Insurance                      1,921,900             68,861,677
                                                                                                                  ---------------
                                                                                                                    3,062,173,165
                                                                                                                  ---------------
    TOTAL COMMON STOCKS AND OTHER EQUITY
       INTERESTS (COST $7,342,699,750)..........                                                                    8,546,750,247
                                                                                                                  ---------------
    PREFERRED STOCK (COST $4,510,569) 0.9%
    BRAZIL 0.9%
    Companhia Vale do Rio Doce, ADR, pfd.,
       A........................................                Metals & Mining                  2,526,000             83,181,180
                                                                                                                  ---------------


                                                                                                PRINCIPAL
                                                                                                 AMOUNT(c)
                                                                                               ------------
    FOREIGN GOVERNMENT SECURITIES 0.2%
    CANADA 0.1%
    Government of Canada, 6.00%,
       6/01/11..................................                                                 8,030,000 CAD          8,731,307
                                                                                                                  ---------------
    SWEDEN 0.1%
    Government of Sweden, 5.50%,
       10/08/12.................................                                                48,680,000 SEK          8,457,589
                                                                                                                  ---------------
    TOTAL FOREIGN GOVERNMENT SECURITIES
       (COST $10,599,211).......................                                                                       17,188,896
                                                                                                                  ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES
        (COST $18,682,562) 0.2%
    FHLMC, 5.50%, 12/01/35......................                                                18,955,041             18,865,005
                                                                                                                  ---------------
    TOTAL LONG TERM INVESTMENTS
       (COST $7,376,492,092)....................                                                                    8,665,985,328
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 3.9%
    TIME DEPOSIT (COST $112,141,979) 1.3%
    UNITED KINGDOM 1.3%
    Royal Bank of Scotland PLC, 4.00%,
       6/02/08..................................                                               112,514,569 EUR        112,514,569
                                                                                                                  ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 2.6%
(d) FHLB, 6/02/08 - 3/03/09.....................                                                95,590,000             94,960,500
    FHLB, 2.50%, 1/22/09........................                                                50,000,000             49,976,850
(d) FHLMC, 1/06/09..............................                                                30,000,000             29,584,890
(d) FNMA, 11/05/08 - 1/05/09....................                                                60,000,000             59,265,400
                                                                                                                  ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY
       SECURITIES (COST $233,830,535)...........                                                                      233,787,640
                                                                                                                  ---------------


                    Quarterly Statements of Investments | 11

Templeton Funds

    TEMPLETON WORLD FUND                                                                                               VALUE
    --------------------                                                                                          ---------------
    TOTAL INVESTMENTS (COST $7,722,464,606)
       100.6%....................................                                                                 $ 9,012,287,537
    OTHER ASSETS, LESS LIABILITIES
       (0.6)%....................................                                                                     (51,115,777)
                                                                                                                  ---------------
    NET ASSETS 100.0%............................                                                                 $ 8,961,171,760
                                                                                                                  ===============

See Selected Currency and Portfolio Abbreviations on page 13.

a    Non-income producing for the twelve months ended May 31, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the value of this security was $132,419, representing less than 0.01% of net assets.

c    The principal amount is stated in U.S. dollars unless otherwise indicated.

d    The security is traded on a discount basis with no stated coupon rate.


                  12 | See Notes to Statements of Investments.
                     | Quarterly Statements of Investments

Templeton Funds

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

CAD   - Canadian Dollar
EUR   - Euro
SEK   - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
FHLMC- Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GDR  - Global Depository Receipt


                    Quarterly Statements of Investments | 13

Templeton Funds

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of two funds (Funds).

2.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    14 | Quarterly Statements of Investments

Templeton Funds

3.   INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      TEMPLETON       TEMPLETON
                                                     FOREIGN FUND     WORLD FUND
                                                   --------------   --------------
Cost of investments............................    $9,183,206,096   $7,730,375,072
                                                   --------------   --------------
Unrealized appreciation........................    $2,960,798,829   $1,827,363,967
Unrealized depreciation........................      (742,888,185)    (545,451,502)
                                                   --------------   --------------
Net unrealized appreciation (depreciation).....    $2,217,910,644   $ 1,281,912,465
                                                   ==============   ==============

4.   HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the nine months ended May 31, 2008, were as shown below.

                               NUMBER OF SHARES                           NUMBER OF SHARES     VALUE AT                  REALIZED
                              HELD AT BEGINNING     GROSS        GROSS       HELD AT END        END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                     OF PERIOD      ADDITIONS   REDUCTIONS      OF PERIOD         PERIOD       INCOME    GAIN (LOSS)
--------------                -----------------  ----------   ----------  ----------------  -------------  ----------  -----------
TEMPLETON FOREIGN FUND
NON-CONTROLLED AFFILIATES
Compal Electronics Inc......     201,762,229             --        --         201,762,229   $ 224,235,539  $       --      $--
Lite-On Technology Corp.....      79,765,588     51,921,995        --         131,687,583     155,881,726   6,347,921       --
                                                                                            -------------  ----------      ---
TOTAL AFFILIATED SECURITIES
   (3.31% of Net Assets) ...                                                                $ 380,117,265  $6,347,921      $--
                                                                                            =============  ==========      ===

5.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                    Quarterly Statements of Investments | 15

Templeton Funds

5.   NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    16 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds




By /s/GALEN G. VETTER
   ------------------------------
       Galen G. Vetter
       Chief Executive Officer -
       Finance and Administration

Date July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/GALEN G. VETTER
   ------------------------------
       Galen G. Vetter
       Chief Executive Officer -
       Finance and Administration

Date July 25, 2008




By /s/LAURA F. FERGERSON
   ------------------------------
       Laura F. Fergerson
       Chief Financial Officer and
       Chief Accounting Officer

Date July 25, 2008